Related-Party Balances and Transactions - Schedule of Related Party Transactions (Details) ¥ in Thousands, $ in Thousands		6 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Mr. Guotao Liu [Member]
Schedule of Related Party Transactions [Line Items]
Related parties, Relationship		Co-CEO of the Group
Amount due from related parties	[1]	¥ 3,804
Qingdao Huiju Laixi Intelligent Technology Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Related parties, Relationship		A 49%-owned affiliate of the Group
Sales of products		¥ 1,204
Amount due to related parties	[2]	¥ 5,640
Qingdao Zhiyun Zhongxin New Energy Technology Co., Ltd [Member]
Schedule of Related Party Transactions [Line Items]
Related parties, Relationship		An affiliate company controlled by Mr. Guotao Liu
Amount due to related parties		¥ 1
Qingdao Jiutian Lanyue New Energy Technology Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Related parties, Relationship		An affiliate company controlled by Mr. Guotao Liu
Yanbense Food Technology (Shenzhen) Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Related parties, Relationship		A 40%-owned affiliate of Group
AIFU INC [Member]
Schedule of Related Party Transactions [Line Items]
Related parties, Relationship		A 7.85%-owned affiliate of the Group
Amount due to related parties	[3]	¥ 13,734
Yan Ben Se Food Technologies (Shenzhen) Co., Ltd. [Member]
Schedule of Related Party Transactions [Line Items]
Amount due from related parties	[1]	100
Related Party [Member]
Schedule of Related Party Transactions [Line Items]
Amount due from related parties		3,904
Amount due to related parties		¥ 19,375		$ 2,771

[1]	Amount represents unsecured, interest-free loans to related parties, which are repayable on demand. The amount due from Mr. Guotao Liu was subsequently in 2026. The amount due from Yan Ben Se Food Technologies (Shenzhen) Co., Ltd. is expected to be settled within one year.
[2]	Advance payments received from related parties for sales of mobile charging robots. These advances are expected to be applied against future sales and settled within one year.
[3]	Amount represents unsecured, interest-free loans from related parties, which are repayable on demand. The loans were provided to supplement the Group’s working capital. The loans are expected to be settled within one year.